RevenueShares ETF Trust

One Commerce Square

2005 Market Street, Suite 2020

Philadelphia, PA 19103

215-854-8181

December 15, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	RevenueShares ETF Trust (“Registrant”)
File Nos. 333-139501 and 811-21993

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the enclosed risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure required by Form N-1A, which disclosure was included in the supplement to the prospectus dated October 28, 2015, for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, RevenueShares Navellier Overall A-100, RevenueShares Ultra Dividend Fund and RevenueShares Global Growth Fund series of the Trust, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on December 2, 2015 (Accession No. 0001609006-15-000240) pursuant to Rule 497(e) under the 1933 Act.

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

By: /s/ Jennifer L. Fox

Jennifer L. Fox

Secretary of the Registrant

Cc:	Vincent T. Lowry
Michael D. Mabry, Esquire
Valerie Lithotomos